INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Schedule of long-term investments	The Company’s long-term investments are consisted of the follows (RMB in millions):

	2020	2021
Debt investments	18,213	16,467
Equity investments	29,730	28,494

	47,943	44,961

Summary of available-for sale investments by major security type
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2020	2021
Cost, after adjusted with other-than-temporary impairment	3,134	3,734
Gross Unrealized Gains, including foreign exchange adjustment	173	271
Gross Unrealized Losses, including foreign exchange adjustment	(451)	(651)

Fair Value	2,856	3,354

Schedule of equity securities with readily determinable fair values
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2020	2021
Cost, after adjusted with other-than-temporary impairment	3,134	3,734
Gross Unrealized Gains, including foreign exchange adjustment	173	271
Gross Unrealized Losses, including foreign exchange adjustment	(451)	(651)

Fair Value	2,856	3,354

Schedule of financial information of investees
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2020	2021
Cost, after adjusted for other-than-temporary impairment s	4,765	4,070
Gross Unrealized Gains, including foreign exchange adjustment	6,309	5,097
Gross Unrealized Losses, including foreign exchange adjustment	(839)	(596)

Fair Value	10,235	8,571

	2019	2020		2021
	equity investments	MakeMyTrip	other equity investments	equity investments
Operating data:
Revenue	28,423	1,883	19,704	20,482
Gross profit	17,608	1,377	8,670	9,490
Income/(loss) from operations	2,590	(991)	(805)	430
Net income/(loss)	970	(2,864)	(1,631)	392
Net loss attributable to equity method investments	(440)	(1,459)	(389)	(31)
Add: Equity dilution impact	93	92	67	127

Equity in ( loss )/income of affiliates	(347)	(1,367)	(322)	96

	2019	2020		2021
	equity investments	MakeMyTrip	other equity investments	equity investments
Balance sheet data:
Current assets	41,940	1,682	35,004	51,437
Long-term assets	45,968	5,121	37,028	51,233
Current liabilities	31,769	1,100	27,914	36,344
Long-term liabilities	10,677	221	9,054	21,708
Non-controlling interests	342	24	167	178